Interest and Finance Costs (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 2,045	$ 5,184
Amortization of debt finance costs and debt discounts	352	781
Interest on finance lease liability	0	1,158
Other	55	60
Total	$ 2,452	$ 7,183